Quarterly Holdings Report
for

Fidelity® International Real Estate Fund

October 31, 2020

IRE-QTLY-1220
1.809077.117

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
Australia - 7.3%
360 Capital Group Ltd. unit	4,474,804	$2,627,755
Arena (REIT) unit	5,297,580	9,819,359
Charter Hall Group unit	627,019	5,436,585
DEXUS Property Group unit	1,870,308	11,315,449
Home Consortium Ltd.	1,118,181	2,912,611
Ingenia Communities Group unit	1,915,735	6,215,301
National Storage (REIT) unit	4,789,291	6,078,249
NEXTDC Ltd. (a)	170,000	1,522,154

TOTAL AUSTRALIA		45,927,463

Bailiwick of Guernsey - 0.9%
Sirius Real Estate Ltd.	5,770,470	5,494,598
Belgium - 2.7%
Home Invest Belgium SA	42,753	5,477,151
Montea SICAFI SCA	34,400	3,774,025
VGP NV	17,456	2,272,909
Warehouses de Pauw	171,176	5,725,623

TOTAL BELGIUM		17,249,708

Bermuda - 3.1%
Great Eagle Holdings Ltd.	4,641,164	11,195,068
Tai Cheung Holdings Ltd.	9,873,000	5,794,537
Wing Tai Properties Ltd.	4,974,000	2,284,094

TOTAL BERMUDA		19,273,699

Cayman Islands - 3.0%
Cheung Kong Property Holdings Ltd.	3,001,500	13,899,239
GDS Holdings Ltd. Class A (a)	478,000	4,986,861

TOTAL CAYMAN ISLANDS		18,886,100

France - 3.6%
ARGAN SA (b)	125,390	11,799,665
Covivio	177,472	10,562,000

TOTAL FRANCE		22,361,665

Germany - 9.6%
LEG Immobilien AG	111,125	15,015,509
Patrizia Immobilien AG	75,800	1,725,000
Scout24 AG (c)	15,900	1,280,515
Vonovia SE (b)	663,826	42,382,712

TOTAL GERMANY		60,403,736

Hong Kong - 3.2%
Hysan Development Co. Ltd.	1,681,000	5,344,940
Magnificent Hotel Investment Ltd.	158,863,000	1,844,266
Sino Land Ltd.	11,069,561	13,079,288

TOTAL HONG KONG		20,268,494

Ireland - 3.8%
Dalata Hotel Group PLC	1,540,140	4,340,812
Irish Residential Properties REIT PLC	10,205,500	16,283,595
Yew Grove REIT PLC	3,034,000	3,021,184

TOTAL IRELAND		23,645,591

Italy - 0.7%
COIMA RES SpA (c)	462,487	2,391,542
Infrastrutture Wireless Italiane SpA (c)	165,000	1,783,312

TOTAL ITALY		4,174,854

Japan - 22.6%
Advance Residence Investment Corp.	6,854	20,012,987
Daiwa Securities Living Invest	15,414	15,056,753
Goldcrest Co. Ltd.	244,100	3,118,963
Health Care & Medical Investment Corp.	9,627	11,530,113
JTOWER, Inc.	23,700	1,659,448
Katitas Co. Ltd.	173,600	4,925,188
Kenedix Residential Investment Corp.	5,000	8,167,009
Kenedix, Inc.	2,176,400	11,278,281
LaSalle Logiport REIT	11,612	18,077,169
Mitsubishi Estate Co. Ltd.	2,119,100	31,608,234
Mitsui Fudosan Co. Ltd.	900	15,325
Nomura Real Estate Holdings, Inc.	821,800	14,353,902
Park24 Co. Ltd.	155,100	2,095,069

TOTAL JAPAN		141,898,441

Mexico - 0.3%
Corporacion Inmobiliaria Vesta S.A.B. de CV	1,273,362	2,045,880
New Zealand - 2.7%
Arvida Group Ltd.	8,143,300	9,413,409
Auckland International Airport Ltd.	935,697	4,328,421
Stride Property Group unit	2,105,900	3,078,107

TOTAL NEW ZEALAND		16,819,937

Norway - 1.8%
Entra ASA (c)	748,500	9,769,197
Schibsted ASA (A Shares)	33,200	1,353,505

TOTAL NORWAY		11,122,702

Singapore - 7.4%
Keppel DC (REIT)	4,199,400	8,916,236
Parkway Life REIT	4,375,300	12,970,455
United Industrial Corp. Ltd.	5,509,500	8,796,247
Wing Tai Holdings Ltd.	11,870,481	15,557,390

TOTAL SINGAPORE		46,240,328

Spain - 1.7%
Arima Real Estate SOCIMI SA (a)	681,953	6,179,160
Cellnex Telecom SA (c)	24,320	1,561,235
Melia Hotels International SA (a)	871,503	3,227,687

TOTAL SPAIN		10,968,082

Sweden - 6.4%
Amasten Fastighets AB (a)	6,754,013	5,510,444
Catena AB	111,700	4,550,397
Fastighets AB Balder (a)	220,200	10,378,482
Heba Fastighets AB (B Shares)	313,600	3,665,198
John Mattson Fastighetsforetag (a)	82,300	1,385,478
NP3 Fastigheter AB	306,000	3,569,496
Sagax AB	232,200	3,653,241
Torslanda Property Investment AB	936,000	1,514,699
Wihlborgs Fastigheter AB	334,924	6,044,771

TOTAL SWEDEN		40,272,206

Switzerland - 2.7%
Flughafen Zuerich AG (a)	22,610	3,047,708
PSP Swiss Property AG	116,624	14,105,024

TOTAL SWITZERLAND		17,152,732

United Kingdom - 11.3%
Big Yellow Group PLC	435,500	6,206,093
Derwent London PLC	188,200	6,480,552
Grainger Trust PLC	3,419,692	12,386,870
Helical Bar PLC	1,665,897	7,337,777
Helios Towers PLC (a)	323,000	674,536
Londonmetric Properity PLC	2,428,385	6,789,009
Rightmove PLC	527,400	4,222,465
Safestore Holdings PLC	363,694	3,785,815
Shaftesbury PLC (b)	642,400	3,786,643
Shaftesbury PLC rights 11/11/20 (a)	77,531	55,243
Supermarket Income (REIT) PLC	2,130,058	2,842,275
Triple Point Social Housing (REIT) PLC (c)	1,437,700	1,964,980
UK Coal PLC	3,759,100	4,421,882
Urban Logistics REIT PLC	3,984,365	7,071,590
Warehouse (REIT) PLC	2,013,000	2,790,390

TOTAL UNITED KINGDOM		70,816,120

United States of America - 0.7%
CoStar Group, Inc. (a)	1,800	1,482,498
Prologis (REIT), Inc.	26,200	2,599,040

TOTAL UNITED STATES OF AMERICA		4,081,538

TOTAL COMMON STOCKS
(Cost $582,469,875)		599,103,874

Money Market Funds - 7.0%
Fidelity Cash Central Fund 0.10% (d)	40,643,041	40,651,170
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	3,260,869	3,261,195
TOTAL MONEY MARKET FUNDS
(Cost $43,912,254)		43,912,365
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $626,382,129)		643,016,239
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(15,639,532)
NET ASSETS - 100%		$627,376,707

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,750,781 or 3.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,288
Fidelity Securities Lending Cash Central Fund	25,733
Total	$35,021

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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